Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.5%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	3,086	$ 3,175,800
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	2,720	2,728,093
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	691	696,279
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	856	866,368
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	385	386,527
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	214	214,426
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,729,941
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	1,655	1,691,955
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	4,533	4,611,892
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	3,418	3,445,779
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,688	1,709,153
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,476	1,481,887
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,602,168
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	159	182,136
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	3,660	3,598,540
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	2,097	2,136,526
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	3,115	3,074,358
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,082,995
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	1,508	1,499,727
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,259	3,198,385
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	828,287
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	470,538
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,462	3,440,721
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	2,627	2,485,534
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	271	270,917
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	880	886,684
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	1,164	1,168,050
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,246,235
Security	Principal Amount* (000's omitted)	Value
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	678	$ 683,399
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	1,619	1,623,991
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	1,079	1,083,452
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	2,614	2,658,310
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	216	217,475
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	787	792,361
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	425	430,177
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	103	85,586
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	412	411,144
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,562	3,605,908
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.418%, (30-day SOFR Average + 1.50%), 8/25/54(1)(4)	2,125	2,130,174
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	497	497,639
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	1,414	1,421,979
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	1,441	1,441,431
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	3,003	3,004,232
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	5,685	5,713,188
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,363,588
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	472	422,149
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	171,333
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,075	841,494
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	282	277,509
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,049	993,796
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,414	3,434,192
Series 2025-1, Class A, 5.107%, 10/15/50(1)	2,277	2,259,599
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	4,990	4,794,639
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,734,381
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	80	78,765
OBX Trust, Series 2025-HE1, Class A1, 5.474%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	2,238	2,253,990
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	0(5)	171
Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	3,701	3,758,421
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	2,197	2,197,240

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	543	$ 543,044
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	403	395,665
Series 2021-C, Class A, 2.18%, 10/8/31(1)	393	386,607
Series 2025-A, Class A, 5.01%, 2/8/33(1)	5,595	5,595,168
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	215	215,008
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,131	1,140,165
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	1,053	1,055,191
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,337,008
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,364	1,396,058
PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, 3/15/43(1)	2,312	2,320,111
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	588	563,632
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,680	3,743,723
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	453	454,545
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	691	693,426
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,148	3,141,388
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	2,310	2,316,241
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	321	287,255
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,456	2,539,317
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	2,932	2,927,051
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	371	375,870
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,900	1,922,342
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,439,461
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	2,377	2,372,950
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	924	864,412
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,224	1,085,243
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	212	188,420
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	337	296,418
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	285	225,592
Security	Principal Amount* (000's omitted)		Value
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)		573	$ 388,730
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,753	1,627,845
Series 2023-B, Class B, 5.60%, 8/22/50(1)		1,774	1,417,234
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		1,983	1,700,525
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		134	122,758
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		555	537,973
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		3,900	3,922,594
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)		394	379,803
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)		2,079	2,083,591
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,327	3,953,482
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	1,110	1,533,682
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		140	137,183
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)		1,622	1,629,105
Series 2024-1A, Class C, 5.65%, 2/15/29(1)		925	935,758
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)		1,528	1,544,552
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		3,003	3,015,034
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		1,382	1,390,457
Total Asset-Backed Securities (identified cost $174,265,765)			$175,433,231

Collateralized Mortgage Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$400	$ 392,526
Champs Trust:
Series 2024-2, Class A, 9.60%, 11/25/59(1)(3)	1,102	1,141,138
Series 2025-2, Class A, 6.981%, 10/25/60(1)(3)	2,914	3,027,737
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(2)	274	276,115
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	858	869,332
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.684%, 10/1/53(1)(3)	2,331	2,327,893

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FARM Mortgage Trust: (continued)
Series 2024-2, Class A, 5.184%, 8/1/54(1)(3)	$2,192	$ 2,207,169
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	128	132,905
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(4)	3,544	3,566,437
Series 5499, Class FQ, 5.024%, (30-day SOFR Average + 1.15%), 2/25/55(4)	1,165	1,170,943
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(4)	4,171	4,184,185
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(4)	4,086	4,098,837
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	42	42,205
Series 2024-HQA1, Class A1, 5.124%, (30-day SOFR Average + 1.25%), 3/25/44(1)(4)	2,236	2,248,500
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(4)	1,258	1,263,390
Series 2025-75, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 9/25/55(4)	2,962	2,968,801
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	483,882
Series 2023-84, Class MW, 6.00%, 6/20/53	492	510,391
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(4)	4,792	4,801,146
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(4)	4,016	4,037,087
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	975	995,760
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	1,725	1,742,183
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	2,325	2,335,439
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	2,635	2,631,515
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	2,243	2,275,216
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	3,331	3,361,167
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	1,414	1,433,189
Total Collateralized Mortgage Obligations (identified cost $54,100,894)		$54,525,088

Commercial Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$2,875	$ 2,710,620
Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.243%, (1 mo. SOFR + 1.493%), 11/15/41(1)(4)	$1,515	$ 1,517,910
Series 2025-660F, Class A, 5.25%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	2,230	2,239,696
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.64%, (1 mo. SOFR + 1.89%), 7/15/41(1)(4)	2,921	2,937,795
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	2,332	2,338,921
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	3,730	3,738,203
BX Trust, Series 2025-GW, Class B, 5.60%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	3,470	3,484,855
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 5.824%, 8/10/42(1)(3)	3,180	3,248,073
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.615%, 3/25/29(3)	1,789	1,816,100
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(3)	2,603	2,571,429
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	5,251	5,159,092
Series 2018-M13, Class A2, 3.75%, 9/25/30(3)	637	632,902
Series 2019-M1, Class A2, 3.56%, 9/25/28(3)	6,490	6,427,596
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,542	5,279,144
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,765,942
Series 2023-M1S, Class A2, 4.498%, 4/25/33(3)	3,414	3,431,157
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,336,220
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.441%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	1,745	1,751,999
Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	5,061	5,074,381
GSJP Trust, Series 2025-BEDS, Class A, 5.261%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	2,929	2,934,688
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.143%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	2,230	2,234,935
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	4,341	4,353,884
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 5.592%, (1 mo. SOFR + 1.841%), 9/15/41(1)(4)	2,202	2,209,407
Series-2024-RGCY, Class C, 6.59%, (1 mo. SOFR + 2.84%), 9/15/41(1)(4)	1,717	1,724,066
INTOWN Mortgage Trust:
Series 2025-STAY, Class B, 5.50%, (1 mo. SOFR + 1.75%), 3/15/42(1)(4)	1,215	1,217,719
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	3,957	3,969,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 5.416%, (1 mo. SOFR + 1.664%), 4/15/38(1)(4)	1,500	1,500,766
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	2,225	2,233,089

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
NYC Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	$3,454	$ 3,469,439
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.961%, (1 mo. SOFR + 1.209%), 11/15/38(1)(4)	2,969	2,969,341
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	4,158	4,169,792
Series 2024-GLKS, Class B, 5.642%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	1,141	1,145,314
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.344%, 8/10/42(1)(3)	2,350	2,409,996
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	3,055	3,054,551
TX Trust, Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	3,190	3,195,953
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(3)	2,320	2,350,975
Total Commercial Mortgage-Backed Securities (identified cost $104,111,626)		$104,605,915

Corporate Bonds — 26.7%

Security	Principal Amount (000’s omitted)	Value
Communications — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$1,691	$ 1,107,139
4.80%, 3/1/50	6,181	4,647,662
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	1,620	1,710,432
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,881	2,000,861
		$ 9,466,094
Consumer, Cyclical — 2.1%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$3,049	$3,075,393
5.308%, 10/20/31(1)	1,165	1,175,918
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	4,076	4,101,433
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	280	282,329
5.875%, 11/7/29	1,365	1,401,758
7.35%, 11/4/27	487	508,657
7.35%, 3/6/30	1,606	1,724,359
General Motors Financial Co., Inc., 5.85%, 4/6/30(6)	1,855	1,949,395
Hyundai Capital America, 4.50%, 9/18/30(1)	3,984	3,985,880
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	2,825	2,938,082
Toyota Motor Credit Corp., 4.65%, 1/5/29	4,077	4,155,562
		$25,298,766
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 2.0%
Centene Corp., 2.50%, 3/1/31	$4,574	$ 3,952,559
Conservation Fund, 3.474%, 12/15/29	190	182,342
Ford Foundation, 2.415%, 6/1/50	270	161,434
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,200	2,291,034
HCA, Inc., 4.60%, 11/15/32	4,242	4,204,808
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	222,289
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,660,032
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	5,376	5,093,972
5.34%, 5/19/63	2,225	2,065,948
Pfizer, Inc.:
2.625%, 4/1/30	460	434,231
5.70%, 11/15/65	150	147,587
Royalty Pharma PLC, 5.20%, 9/25/35	869	874,121
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,337	3,384,229
		$24,674,586
Energy — 0.2%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$1,894	$1,847,277
		$1,847,277
Financial — 16.0%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(7)	$1,400	$1,425,593
American International Group, Inc.:
4.85%, 5/7/30	1,211	1,241,976
5.45%, 5/7/35	1,713	1,785,094
American National Global Funding:
5.25%, 6/3/30(1)	1,575	1,602,305
5.55%, 1/28/30(1)	735	755,296
American National Group, Inc.:
5.75%, 10/1/29	1,266	1,310,978
6.144%, 6/13/32(1)	879	917,168
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	286,769
Apollo Global Management, Inc., 5.15%, 8/12/35	1,745	1,749,055
Athene Global Funding, 4.86%, 8/27/26(1)	4,506	4,523,957
Athene Holding Ltd., 6.625%, 5/19/55	2,099	2,139,422
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,000	983,221
4.175% to 3/24/27, 3/24/28(7)	200	200,112
5.294%, 8/18/27	400	407,572
5.538% to 3/14/29, 3/14/30(7)	1,800	1,863,364
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(7)	11,944	11,133,601
5.933% to 9/15/26, 9/15/27(7)	5,980	6,058,520
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(7)	3,640	3,700,351
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
7.625% to 2/11/30, 2/11/35(1)(7)	1,185	1,247,212
8.125% to 1/8/34, 1/8/39(1)(7)	1,895	2,051,315

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(7)	$4,013	$ 4,118,181
7.75% to 8/16/29(1)(7)(8)	244	258,715
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	770	769,705
5.795%, 4/24/35	2,549	2,672,550
6.077%, 9/15/55	3,104	3,176,564
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)	830	885,047
6.84% to 9/13/33, 9/13/34(1)(7)	2,074	2,314,742
Charles Schwab Corp., 2.45%, 3/3/27	1,060	1,043,798
CI Financial Corp., 7.50%, 5/30/29(1)	3,625	3,857,741
Citadel LP, 6.375%, 1/23/32(1)	1,784	1,894,443
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(7)	520	534,492
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	2,550	2,513,294
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,980	2,011,135
Enact Holdings, Inc., 6.25%, 5/28/29	3,520	3,689,099
EPR Properties:
3.60%, 11/15/31	895	830,988
3.75%, 8/15/29	410	397,833
4.95%, 4/15/28	2,009	2,025,447
Essent Group Ltd., 6.25%, 7/1/29	475	496,117
Fortitude Global Funding, 4.625%, 10/6/28(1)	2,812	2,816,036
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,068	1,113,224
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,994	2,711,056
6.75%, 3/15/54(1)	3,957	4,046,021
7.95%, 6/15/33(1)	34	38,853
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(7)	1,451	1,447,852
5.218% to 4/23/30, 4/23/31(7)	2,060	2,128,086
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	7,454	7,596,658
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	95	94,414
3.75%, 9/15/30(1)(6)	600	556,235
Healthpeak OP LLC, 4.75%, 1/15/33	1,989	1,978,914
ING Groep NV, 5.525% to 3/25/35, 3/25/36(7)	2,791	2,900,155
Intact Financial Corp., 5.459%, 9/22/32(1)	2,068	2,140,176
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(7)	3,724	4,399,150
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,059	4,285,779
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(7)	1,100	1,094,158
4.493% to 3/24/30, 3/24/31(7)	799	806,225
5.581% to 4/22/29, 4/22/30(7)	3,642	3,800,589
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,689	1,661,625
4.375%, 5/15/31(1)	750	730,680
5.75%, 6/15/35	2,310	2,379,161
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Marex Group PLC, 6.404%, 11/4/29	$2,615	$ 2,713,156
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	710	719,504
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	4,192	4,280,678
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(9)	1,816	1,816,000
Nationwide Building Society, 5.537% to 7/14/35, 7/14/36(1)(7)	1,916	1,979,949
NLG Global Funding, 4.35%, 9/15/30(1)	2,800	2,767,337
Nuveen LLC, 5.85%, 4/15/34(1)	2,747	2,890,286
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(7)	275	286,890
Principal Financial Group, Inc., 4.625%, 9/15/42	308	277,602
Raymond James Financial, Inc.:
4.90%, 9/11/35	7,000	6,962,645
5.65%, 9/11/55	2,296	2,249,082
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,782	3,594,185
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(7)	3,116	3,102,261
4.696% to 8/6/30, 8/6/31(7)	6,524	6,610,748
4.97% to 5/2/30, 5/2/31(6)(7)	1,500	1,534,549
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(7)	1,699	1,752,493
6.10% to 4/13/32, 4/13/33(1)(7)	957	1,011,741
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	1,199	1,218,208
Stifel Financial Corp., 4.00%, 5/15/30	328	321,520
Swedbank AB:
5.337%, 9/20/27(1)	425	434,871
6.136%, 9/12/26(1)	2,031	2,061,114
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	611	624,339
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	3,318	3,449,318
Toronto-Dominion Bank:
4.928%, 10/15/35	2,550	2,549,265
8.125% to 10/31/27, 10/31/82(7)	2,368	2,499,019
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(7)	1,745	1,548,717
UWM Holdings LLC, 6.25%, 3/15/31(1)	2,385	2,382,343
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,452,263
Willis North America, Inc., 5.15%, 3/15/36	1,282	1,282,609
		$192,970,511
Government - Multinational — 2.8%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$2,791,342
4.25%, 3/13/34	4,115	4,153,321
European Investment Bank, 3.25%, 11/15/27	13,000	12,938,688
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,188,453
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,276,818
4.00%, 1/10/31	8,000	8,072,655
		$34,421,277

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial — 0.5%
Hexcel Corp., 5.875%, 2/26/35	$3,600	$ 3,776,173
Masterbrand, Inc., 7.00%, 7/15/32(1)	2,187	2,268,422
		$ 6,044,595
Technology — 1.1%
Apple, Inc., 3.45%, 2/9/45	$936	$ 726,545
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,977,526
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	4,877	5,107,363
Oracle Corp.:
3.60%, 4/1/50	2,790	1,739,842
3.95%, 3/25/51	2,144	1,412,032
6.00%, 8/3/55	1,181	1,042,421
Qorvo, Inc., 3.375%, 4/1/31(1)	975	905,223
		$12,910,952
Utilities — 1.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,895	$4,919,138
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	312,603
Engie SA, 5.625%, 4/10/34(1)	3,400	3,583,340
MidAmerican Energy Co., 5.35%, 1/15/34	294	307,635
New England Power Co., 5.936%, 11/25/52(1)	502	512,448
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	4,885	5,059,474
Northern States Power Co., 2.60%, 6/1/51	198	121,442
Terraform Global Operating LP, 6.125%, 3/1/26(1)	86	85,694
		$14,901,774
Total Corporate Bonds (identified cost $316,323,306)		$322,535,832

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(10)	95,000	$ 4,821,250
Total Exchange-Traded Funds (identified cost $4,831,100)		$ 4,821,250

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$2,000	$ 2,027,720
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,027,720

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,633,197
		$ 4,633,197
Netherlands — 0.2%
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	$3,400	$ 3,017,770
		$ 3,017,770
Total Sovereign Government Bonds (identified cost $7,498,401)		$ 7,650,967

Taxable Municipal Obligations — 0.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,023,082
		$ 1,023,082
Special Tax Revenue — 0.0%†
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 141,871
Social Bonds, 3.034%, 6/1/34	110	99,263
		$ 241,134
Water and Sewer — 0.0%†
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$477,653
		$477,653
Total Taxable Municipal Obligations (identified cost $2,215,470)		$1,741,869

U.S. Government Agencies and Instrumentalities — 0.0%†

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 132,576
3.485%, 8/1/35	85	77,102
3.585%, 8/1/37	150	134,170
Total U.S. Government Agencies and Instrumentalities (identified cost $406,129)		$ 343,848

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 27.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$193	$ 172,083
5.00%, with various maturities to 2054	12,562	12,559,608
5.50%, with various maturities to 2055	78,956	80,168,962
6.00%, 6/1/53	193	198,774
Federal National Mortgage Association:
2.00%, 4/1/51	126	104,357
3.00%, 7/1/49	93	83,519
4.50%, with various maturities to 2052	3,443	3,382,873
5.00%, with various maturities to 2055	15,963	15,975,381
5.50%, with various maturities to 2055	47,516	48,247,143
7.00%, 6/1/53	77	81,740
Government National Mortgage Association II:
2.50%, with various maturities to 2051	465	398,420
5.50%, 6/20/53	1,510	1,547,308
6.00%, with various maturities to 2053	299	310,491
7.00%, 6/20/53	587	617,177
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(13)	9,680	9,183,144
5.00%, 30-Year, TBA(13)	150,200	149,847,969
5.50%, 30-Year, TBA(13)	10,096	10,238,369
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $331,004,609)		$333,117,318

U.S. Treasury Obligations — 24.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.875%, 8/15/45	$3,937	$ 2,954,288
3.00%, 5/15/45	2,378	1,830,874
3.625%, 2/15/44	96,300	82,701,385
3.875%, 5/15/43	11,690	10,490,226
4.00%, 11/15/52	2,213	1,920,080
4.50%, 2/15/44	5,455	5,279,204
4.50%, 11/15/54	1,823	1,719,935
4.75%, 11/15/43	7,200	7,203,094
4.75%, 2/15/45	4,469	4,448,300
4.75%, 11/15/53	6,350	6,235,650
U.S. Treasury Notes:
1.125%, 8/31/28	807	758,217
1.50%, 11/30/28	25,584	24,150,896
3.50%, 11/30/30	38,300	37,919,992
4.00%, 2/28/30	16,546	16,759,409
4.00%, 2/15/34	3,781	3,770,071
4.125%, 2/28/27	2,136	2,150,685
4.125%, 11/30/29	35,951	36,578,036
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.25%, 12/31/26	$14,616	$ 14,719,387
4.25%, 5/15/35	11,948	12,049,745
4.50%, 11/15/33	8,820	9,108,890
4.625%, 2/15/35	8,721	9,054,547
Total U.S. Treasury Obligations (identified cost $291,639,110)		$ 291,802,911

Short-Term Investments — 6.1%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(14)	69,819,605	$ 69,819,605
Total Affiliated Fund (identified cost $69,819,605)		$ 69,819,605
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(15)	3,551,363	$ 3,551,363
Total Securities Lending Collateral (identified cost $3,551,363)		$ 3,551,363
Total Short-Term Investments (identified cost $73,370,968)		$ 73,370,968
Total Investments — 113.4% (identified cost $1,361,767,378)		$1,371,976,917
Other Assets, Less Liabilities — (13.4)%		$ (162,259,252)
Net Assets — 100.0%		$1,209,717,665

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $402,787,498 or 33.3% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(5)	Principal amount is less than $500.
(6)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $3,987,745 and the total market value of the collateral received by the Fund was $4,120,849, comprised of cash of $3,551,363 and U.S. government and/or agencies securities of $569,486.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $2,027,720, which represents 0.2% of the net assets of the Fund as of December 31, 2025.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(15)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,989,089	EUR	3,409,988	UBS AG	3/18/26	$ —	$(31,841)
USD	1,506,119	GBP	1,131,645	Barclays Bank PLC	3/18/26	—	(19,003)
						$ —	$(50,844)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,357	Long	3/31/26	$148,326,462	$(429,219)
U.S. 10-Year Treasury Note	152	Long	3/20/26	17,090,500	(97,329)
U.S. Long Treasury Bond	6	Long	3/20/26	693,563	(1,446)
U.S. Ultra 10-Year Treasury Note	604	Long	3/20/26	69,469,438	(464,899)
U.S. 2-Year Treasury Note	(460)	Short	3/31/26	(96,042,969)	28,635
U.S. Ultra-Long Treasury Bond	(67)	Short	3/20/26	(7,906,000)	190,473
					$(773,785)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000
		$2,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $76,668,575, which represents 6.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ —	$ —	$ —	$3,325	$ 4,821,250	$ 56,109	95,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,024,520	—	—	—	3,200	2,027,720	25,000	$2,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	100,512,062	184,852,340	(215,544,797)	—	—	69,819,605	1,207,530	69,819,605
Total				$ —	$6,525	$76,668,575	$1,288,639

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$175,433,231	$ —	$175,433,231
Collateralized Mortgage Obligations	—	54,525,088	—	54,525,088
Commercial Mortgage-Backed Securities	—	104,605,915	—	104,605,915
Corporate Bonds	—	322,535,832	—	322,535,832

Calvert
Core Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,821,250	$ —	$ —	$4,821,250
High Social Impact Investments	—	2,027,720	—	2,027,720
Sovereign Government Bonds	—	7,650,967	—	7,650,967
Taxable Municipal Obligations	—	1,741,869	—	1,741,869
U.S. Government Agencies and Instrumentalities	—	343,848	—	343,848
U.S. Government Agency Mortgage-Backed Securities	—	333,117,318	—	333,117,318
U.S. Treasury Obligations	—	291,802,911	—	291,802,911
Short-Term Investments:
Affiliated Fund	69,819,605	—	—	69,819,605
Securities Lending Collateral	3,551,363	—	—	3,551,363
Total Investments	$78,192,218	$1,293,784,699	$ —	$1,371,976,917
Futures Contracts	$219,108	$ —	$ —	$219,108
Total	$78,411,326	$1,293,784,699	$ —	$1,372,196,025
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(50,844)	$ —	$(50,844)
Futures Contracts	(992,893)	—	—	(992,893)
Total	$(992,893)	$(50,844)	$ —	$(1,043,737)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.